Summary of equity attributable to Novartis AG shareholders (Details 2) Pure in Millions, $ in Billions	1 Months Ended	6 Months Ended
	Jul. 31, 2023 USD ($)	Jun. 30, 2025	Jun. 30, 2024
Disclosure of classes of share capital [line items]
Maximal amount of share buyback programm	$ 15.0
Number of shares to be repurchased		10.7	8.7